COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

Total future minimum lease payments over the term of the lease as of March 31, 2022, are as follows (in thousands):

Years Ended December 31,	Operating leases
2022 (remaining nine months)	1,723
2023	2,108
2024	1,976
2025	548
2026	563
2027 and thereafter	142
Total undiscounted lease payments	$7,060
Less: imputed interest	(674)
Total lease liabilities	$6,386

Total future minimum lease payments over the term of the lease as of December 31, 2021, are as follows (in thousands):

Years Ended December 31,	Lease Payments
2022	$3,669
2023	5,194
2024	5,165
2025	3,970
2026	4,666
2027	$4,367
Total	$27,031